Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 1,312	$ 1,709
Current liabilities	873	1,608
Total equity	4,134	4,385	$ 4,663
Non-controlling interests (Note 12)	1,137	1,059
TransAlta Renewables
Disclosure of subsidiaries [line items]
Current assets	250	145
Long-term assets	3,497	3,483
Current liabilities	(159)	(356)
Long-term liabilities	(1,192)	(1,075)
Total equity	(2,396)	(2,197)
Non-controlling interests (Note 12)	$ (961)	$ (812)
Ownership and voting rights percentage	39.10%	36.00%
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Current assets	$ 82	$ 193
Long-term assets	354	404
Current liabilities	(54)	(73)
Long-term liabilities	(28)	(26)
Total equity	(354)	(498)
Non-controlling interests (Note 12)	$ (176)	$ (247)
Ownership and voting rights percentage	49.99%	49.99%
TransAlta Cogeneration L.P. | Coal facility
Disclosure of subsidiaries [line items]
Ownership and voting rights percentage	5000.00%